BUSINESS ACQUISITIONS (Provisional amounts recognized for the assets acquired and liabilities assumed) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 01, 2025	Dec. 28, 2025	Dec. 29, 2024	Mar. 13, 2025	Dec. 31, 2023
Acquisition-date fair value of total consideration transferred [abstract]
Right-of-use assets		$ 234,752	$ 95,568		$ 81,447
Goodwill		868,848	271,677
Long-term debt		4,313,680	1,535,870
Interest rate				1.26%
Debt breakage fee (note 5)		$ 31,831	$ 0
HanesBrands Inc | Senior Credit Facility
Acquisition-date fair value of total consideration transferred [abstract]
Long-term debt	$ 228,700
HanesBrands Inc | Senior Notes Due 2031
Acquisition-date fair value of total consideration transferred [abstract]
Long-term debt	$ 633,700
Interest rate	9.00%
Debt breakage fee (note 5)	$ 31,800
HanesBrands Inc | US Term loans
Acquisition-date fair value of total consideration transferred [abstract]
Long-term debt	1,493,400
HanesBrands Inc | Accounts Receivable Securitization Facility
Acquisition-date fair value of total consideration transferred [abstract]
Long-term debt	115,000
HanesBrands Inc
Acquisition-date fair value of total consideration transferred [abstract]
Trade accounts receivable	316,008
Income taxes receivable	18,303
Inventories	1,131,093
Prepaid expenses, deposits and other current assets	59,421
Assets held for sale	941,203
Property, plant and equipment	310,969
Right-of-use assets	138,471
Other non-current assets	59,924
Deferred income taxes	2,517
Intangible assets	2,780,494
Assets acquired	5,758,403
Accounts payable and accrued liabilities	612,644
Income taxes payable	60,667
Current portion of lease obligations	31,422
Current portion of long-term debt(3)	136,047
Liabilities held for sale	372,520
Lease obligations	168,191
Long-term debt(3)	2,334,759
Employee benefit obligations	76,461
Other non current liabilities	16,679
Deferred income taxes	379,154
Liabilities assumed	4,188,544
Goodwill	597,171
Net assets acquired at fair value	2,167,030
Cash consideration paid at closing, net of cash acquired	122,717
Issuance of common stock	2,014,571
Equity Awards	29,742
Consideration transferred	2,167,030
Gross trade accounts receivables	322,700
Uncollectible amounts	6,700
HanesBrands Inc | Trademark
Acquisition-date fair value of total consideration transferred [abstract]
Intangible assets	1,971,000
HanesBrands Inc | Trademarks
Acquisition-date fair value of total consideration transferred [abstract]
Intangible assets	1,600,000
HanesBrands Inc | Customer contracts and customer relationships
Acquisition-date fair value of total consideration transferred [abstract]
Intangible assets	$ 799,000
Useful life measured as period of time, intangible assets other than goodwill	20 years
HanesBrands Inc | Computer software
Acquisition-date fair value of total consideration transferred [abstract]
Intangible assets	$ 10,000
HanesBrands Inc | Computer software | Bottom of range
Acquisition-date fair value of total consideration transferred [abstract]
Useful life measured as period of time, intangible assets other than goodwill	4 years
HanesBrands Inc | Computer software | Top of range
Acquisition-date fair value of total consideration transferred [abstract]
Useful life measured as period of time, intangible assets other than goodwill	7 years